Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid- in capital	Shares to be issued	Treasury shares	Statutory reserves	Other reserves	Accumulated deficit	Accumulated other comprehensive (loss) income	Non-controlling interest	Total
Balances at Mar. 31, 2020	$ 1,142	$ 8,943,065			$ 589,659		$ (755,604)	$ (860,047)	$ (547,777)	$ 7,370,438
Balances (in Shares) at Mar. 31, 2020	11,421,393
(Loss) profit for the year							(5,146,810)		(63,909)	(5,210,719)
Conversion of convertible debentures into ordinary shares	$ 184	5,902,764	195,600							6,098,548
Conversion of convertible debentures into ordinary shares (in Shares)	1,841,673
Cumulative translation adjustment								292,714		292,714
Balances at Mar. 31, 2021	$ 1,326	14,845,829	195,600		589,659		(5,902,414)	(567,333)	(611,686)	8,550,981
Balances (in Shares) at Mar. 31, 2021	13,263,066
(Loss) profit for the year							(14,439,639)		11,606	(14,428,033)
Issue share purchase warrants						6,063,086				6,063,086
Ordinary shares issued under employee plans	$ 108									108
Ordinary shares issued under employee plans (in Shares)	1,080,000
Shares issued on private placement	$ 410	4,011,063								4,011,473
Shares issued on private placement (in Shares)	4,100,000
Contribution from non-controlling shareholder in a subsidiary									1,960,000	1,960,000
Acquisition of a subsidiary									10,459	10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary							(40,251)		40,251
Conversion of convertible debentures into ordinary shares	$ 516	7,626,578	(195,600)							7,431,494
Conversion of convertible debentures into ordinary shares (in Shares)	5,155,305
Cumulative translation adjustment								602,104		602,104
Balances at Mar. 31, 2022	$ 2,360	26,483,470			589,659	6,063,086	(20,382,304)	34,771	1,410,630	14,201,672
Balances (in Shares) at Mar. 31, 2022	23,598,371
(Loss) profit for the year							(20,556,669)		389,318	(20,167,351)
Issue share purchase warrants						10,176,995				10,176,995
Ordinary shares issued under employee plans	$ 165	911,835				(912,000)
Ordinary shares issued under employee plans (in Shares)	1,650,000
Acquisition of non-controlling interests	$ 250	2,369,058							(2,369,308)
Acquisition of non-controlling interests (in Shares)	2,500,000
Disposal of subsidiaries					(589,659)		589,659		569,360	569,360
Share repurchase										(353,816)
Share repurchase (in Shares)				(353,816)
Deregistration of subsidiary							103,440			103,440
Shares issued on private placement	$ 330	3,299,670								3,300,000
Shares issued on private placement (in Shares)	3,300,000
Equity-settled share-based payments under share award scheme						1,045,315				1,045,315
Cumulative translation adjustment								(279,484)		(279,484)
Balances at Mar. 31, 2023	$ 3,105	$ 33,064,033				$ 16,373,396	$ (40,245,874)	$ (244,713)		$ 8,596,131
Balances (in Shares) at Mar. 31, 2023	31,048,371			(353,816)